SCHEDULE OF BALANCE SHEET INFORMATION RELATED OPERATING LEASE (Details) - USD ($)	Mar. 31, 2024	Sep. 30, 2023	Sep. 30, 2022	Oct. 01, 2020
Operating Lease
Operating lease right of use assets		$ 312,067	$ 546,690
Total operating lease assets	$ 199,679	312,067	546,690	$ 200,000
Current operating lease liabilities	202,552	227,297	230,182
Non-current operating lease liabilities		91,720	327,202
Total operating lease obligations		$ 319,017	$ 557,384	$ 200,000